Quarterly Report
September 30, 2022
Massachusetts
Investors Trust
MIT-Q3

Portfolio of Investments
9/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Aerospace & Defense – 3.3%
Honeywell International, Inc.	601,286	$100,396,724
Howmet Aerospace, Inc.	2,674,783	82,731,038
		$183,127,762
Alcoholic Beverages – 2.4%
Diageo PLC	1,633,432	$68,466,523
Pernod Ricard S.A.	358,260	65,483,837
		$133,950,360
Apparel Manufacturers – 1.1%
LVMH Moet Hennessy Louis Vuitton SE	106,104	$62,371,649
Biotechnology – 0.4%
Illumina, Inc. (a)	119,210	$22,744,076
Brokerage & Asset Managers – 2.7%
Charles Schwab Corp.	726,366	$52,203,924
NASDAQ, Inc.	1,729,041	98,002,044
		$150,205,968
Business Services – 5.0%
Accenture PLC, “A”	171,437	$44,110,740
Amdocs Ltd.	1,119,468	88,941,732
Fidelity National Information Services, Inc.	922,352	69,702,141
Fiserv, Inc. (a)	834,631	78,096,423
		$280,851,036
Cable TV – 1.8%
Cable One, Inc.	32,000	$27,297,600
Comcast Corp., “A”	2,508,870	73,585,157
		$100,882,757
Chemicals – 0.5%
PPG Industries, Inc.	265,819	$29,423,505
Computer Software – 8.7%
Adobe Systems, Inc. (a)	206,726	$56,890,995
Check Point Software Technologies Ltd. (a)	291,701	32,676,346
Microsoft Corp.	1,500,717	349,516,989
Salesforce, Inc. (a)	338,737	48,723,930
		$487,808,260
Computer Software - Systems – 2.8%
Apple, Inc.	1,131,818	$156,417,248
Construction – 1.7%
Masco Corp.	1,243,081	$58,039,452
Sherwin-Williams Co.	179,863	36,826,949
		$94,866,401
Consumer Products – 2.1%
Colgate-Palmolive Co.	736,518	$51,740,389
Estee Lauder Cos., Inc., “A”	66,982	14,461,414
Kimberly-Clark Corp.	455,470	51,258,594
		$117,460,397

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Containers – 1.6%
Ball Corp.	619,558	$29,937,043
Crown Holdings, Inc.	759,872	61,572,428
		$91,509,471
Electrical Equipment – 4.4%
AMETEK, Inc.	462,434	$52,444,640
Fortive Corp.	854,458	49,814,901
Johnson Controls International PLC	1,744,254	85,852,182
TE Connectivity Ltd.	545,535	60,205,243
		$248,316,966
Electronics – 2.5%
Analog Devices, Inc.	430,892	$60,040,491
Texas Instruments, Inc.	524,657	81,206,411
		$141,246,902
Energy - Independent – 2.7%
ConocoPhillips	1,495,561	$153,055,713
Food & Beverages – 0.9%
Mondelez International, Inc.	888,397	$48,710,807
Forest & Paper Products – 0.6%
Rayonier, Inc., REIT	1,191,306	$35,703,441
General Merchandise – 1.4%
Dollar General Corp.	334,327	$80,191,674
Health Maintenance Organizations – 1.7%
Cigna Corp.	333,987	$92,671,373
Insurance – 1.2%
Chubb Ltd.	350,845	$63,811,689
Internet – 6.3%
Alphabet, Inc., “A” (a)	2,725,235	$260,668,728
Alphabet, Inc., “C” (a)	950,141	91,356,057
		$352,024,785
Leisure & Toys – 1.8%
Electronic Arts, Inc.	888,691	$102,830,436
Major Banks – 6.0%
Bank of America Corp.	3,805,469	$114,925,164
Goldman Sachs Group, Inc.	331,822	97,240,437
JPMorgan Chase & Co.	1,194,322	124,806,649
		$336,972,250
Medical & Health Technology & Services – 1.4%
ICON PLC (a)	421,077	$77,385,531
Medical Equipment – 7.2%
Becton, Dickinson and Co.	421,302	$93,878,724
Danaher Corp.	318,699	82,316,765
Maravai Lifesciences Holdings, Inc., “A” (a)	904,558	23,093,366
Medtronic PLC	1,140,337	92,082,213
Thermo Fisher Scientific, Inc.	221,480	112,332,441
		$403,703,509

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Network & Telecom – 1.1%
Equinix, Inc., REIT	111,310	$63,317,580
Other Banks & Diversified Financials – 4.6%
Mastercard, Inc., “A”	348,185	$99,002,923
Truist Financial Corp.	980,527	42,692,145
Visa, Inc., “A”	643,515	114,320,440
		$256,015,508
Pharmaceuticals – 9.1%
Eli Lilly & Co.	274,945	$88,903,466
Johnson & Johnson	893,000	145,880,480
Merck & Co., Inc.	1,228,704	105,815,989
Vertex Pharmaceuticals, Inc. (a)	420,423	121,729,275
Zoetis, Inc.	313,005	46,415,511
		$508,744,721
Railroad & Shipping – 1.1%
Canadian Pacific Railway Ltd.	941,928	$62,845,436
Specialty Chemicals – 0.9%
DuPont de Nemours, Inc.	1,022,115	$51,514,596
Specialty Stores – 7.2%
Amazon.com, Inc. (a)	892,907	$100,898,491
Costco Wholesale Corp.	158,706	74,952,083
Home Depot, Inc.	324,896	89,651,802
Target Corp.	583,031	86,515,970
Tractor Supply Co.	283,401	52,678,578
		$404,696,924
Telecommunications - Wireless – 1.8%
American Tower Corp., REIT	461,179	$99,015,131
Trucking – 0.3%
Old Dominion Freight Line, Inc.	66,204	$16,469,569
Utilities - Electric Power – 1.0%
American Electric Power Co., Inc.	645,140	$55,772,353
Total Common Stocks		$5,566,635,784
Investment Companies (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 2.64% (v)	33,927,736	$33,931,129

Other Assets, Less Liabilities – 0.1%		4,398,943
Net Assets – 100.0%		$5,604,965,856
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $33,931,129 and $5,566,635,784, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$5,274,791,993	$—	$—	$5,274,791,993
France	—	127,855,486	—	127,855,486
United Kingdom	—	68,466,523	—	68,466,523
Canada	62,845,436	—	—	62,845,436
Israel	32,676,346	—	—	32,676,346
Mutual Funds	33,931,129	—	—	33,931,129
Total	$5,404,244,904	$196,322,009	$—	$5,600,566,913
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$63,727,922	$377,534,347	$407,329,159	$(7,094)	$5,113	$33,931,129
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$297,135	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.